Consolidated Balance Sheets		Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)
Current assets:
Cash and cash equivalents		$ 25,263	$ 34,237	$ 117,527
Accounts receivable, net		316,247	428,577	702,746
Inventories		16,998	23,036	40,192
Deposits, prepayments and other receivables		620,581	841,012	1,523,906
Total current assets		1,031,832	1,398,339	2,595,205
Non-current assets:
Property and equipment, net		135,736	183,950	301,624
Operating lease right-of-use assets		2,718,569	3,684,205	4,806,881
Deferred Financing Cost		1,015,828	1,376,650
Total non-current assets		3,870,133	5,244,805	5,108,505
TOTAL ASSETS		4,901,965	6,643,144	7,703,710
TOTAL ASSETS		4,901,965	6,643,144	7,703,710
Current liabilities:
Accounts payables, accruals, and other current liabilities		702,294	951,750	962,754
Amount due to a shareholder		1,015,828	1,376,650
Bank borrowings		557,986	756,182	814,093
Lease liabilities		30,132	40,835	56,017
Operating lease payable		803,951	1,089,515	1,080,855
Income tax payable				33,986
Total current liabilities		3,752,083	5,084,824	2,947,705
Non-current liabilities:
Bank borrowings		238,649	323,417	936,888
Lease liabilities		15,287	20,716	80,507
Operating lease payable		1,968,928	2,668,293	3,726,026
Total non-current liabilities		2,222,864	3,012,426	4,743,421
TOTAL LIABILITIES		5,974,947	8,097,250	7,691,126
Commitments and contingencies
Shareholders’ equity
Share, par value US$0.0000005, 1,000,000,000,000 shares authorized, 20,000,000 shares issued and outstanding*	[1]	7	10	10
Additional paid-in capital		441,987	598,980	598,980
Retained earnings		(1,514,976)	(2,053,096)	(586,406)
Total shareholders' equity		(1,072,982)	(1,454,106)	12,584
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		4,901,965	6,643,144	7,703,710
Related Party [Member]
Current assets:
Amount due from related parties		52,743	71,477	210,834
Current liabilities:
Amount due to related party		$ 641,892	$ 869,892

[1]	Giving retroactive effect to the 2,000 for 1 share split effected on June 12, 2024.